Commitments and Contingencies - Summary of Future Minimum Rental Commitments for Operating Leases with Non-cancellable Terms (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remainder of 2021	$ 1,052
2021and 2022	1,601	$ 2,020
2022 and 2023	1,462	1,601
2023 and 2024	1,504	1,462
2024 and 2025	1,473	1,504
2025		1,473
Thereafter	7,079	7,079
Total	$ 14,171	$ 15,139